JPMorgan Developed International Value Fund Expense Example - R2 R5 R6 Shares [Member] - JPMorgan Developed International Value Fund	Oct. 31, 2025 USD ($)
Class R2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 132
Expense Example, with Redemption, 3 Years	465
Expense Example, with Redemption, 5 Years	821
Expense Example, with Redemption, 10 Years	1,824
Class R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	240
Expense Example, with Redemption, 5 Years	429
Expense Example, with Redemption, 10 Years	976
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	56
Expense Example, with Redemption, 3 Years	211
Expense Example, with Redemption, 5 Years	379
Expense Example, with Redemption, 10 Years	$ 867